Goodwill and other intangible assets - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 16,660	$ 16,039
Additions	1,436
Cost
Disclosure of detailed information about intangible assets [line items]
Goodwill	18,542	17,557	$ 16,117
Additions	1,436	1,954
Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,900	4,900
Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,400	5,300
Marketing
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,400	$ 3,300
Additions	1,304
Renewables and Energy Solutions
Disclosure of detailed information about intangible assets [line items]
Additions	132
BG Group Plc | Integrated Gas
Disclosure of detailed information about intangible assets [line items]
Goodwill	4,945
BG Group Plc | Upstream
Disclosure of detailed information about intangible assets [line items]
Goodwill	5,294
BG Group Plc | Oil Products
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 1,665